UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area Code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
April 30, 2022
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Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report

SHAREHOLDER LETTER
Dear Franklin Fund Shareholder:
The past six months ended April 30, 2022, were eventful
and volatile. Several themes carried over from the summer
and fall of 2021, but with seemingly increased intensity. New
COVID variants, mounting inflation, more hawkish central
banks and supply chain difficulties remained a part of the
economic landscape, joined by new elements, like war.
However, corporate earnings and other economic indicators
generally remained strong throughout the period, steadying
nerves and providing times of market uplift between the
pockets of difficulty.
In November 2021, the Omicron variant arrived right in
time for Thanksgiving. Markets stalled as they waited for
information on what COVID precautions may be reenacted
due to the prolific new variant and the possible knock-
on economic effects. After Omicron was confirmed to be
more contagious but less severe than its predecessors,
fears abated, and markets posted a strong rally throughout
December to close out the calendar year.
Equity markets generally declined in the first months of
2022, pressured by high inflation, tightening monetary policy and Russia’s invasion of Ukraine. Rebounding consumer
demand alongside continued supply-chain disruptions drove
inflation in many countries to reach the highest levels in
decades. In response, some of the world’s central banks
tightened monetary policy, including the U.S. Federal
Reserve, which made its first rate hike in over three years
by raising the overnight rate by 25 basis points in March.
Higher interest rates worked against equities, particularly
long-duration growth stocks, by increasing the discount of
a company’s projected future cash flows. While increasing
interest rates can curb demand-driven inflation, cost-push
inflation may be less affected. Resource scarcity and
resulting price increases of inelastic products like energy
are also likely less influenced by central bank activity. Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia
weaponizes its position as a prominent supplier of oil and
natural gas to much of Europe.
Aside from energy shortages, other supply-chain disruptions
compounded through period-end. In addition to continued
struggles from ongoing pandemic-related shortages, the
resurgence of COVID-19 in China and resulting shutdowns
of manufacturing facilities and major ports in the country
could inflame an already delicate situation. During first-
quarter earnings announcements, companies began to
comment on the effects of rising input costs on their margins.
Though upwards of 80% of companies in the Standard
& Poor’s
®
500 Index met or beat first-quarter earnings
estimates, some declined to raise guidance, due in part to
the unpredictability of the current cost environment.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced by developments around the Ukraine conflict, inflation concerns, supply chain constraints and changes to monetary and fiscal
support. We remain focused on identifying opportunities
to acquire stocks at attractive valuations based upon our
assessment of fundamental value, while taking advantage
of volatility. Our process of finding underappreciated and
misunderstood companies with identifiable catalysts to
unlock shareholder value may provide meaningful upside
potential and possible downside risk management during
turbulent periods. In addition, we continue to focus on
event-driven situations across equity and fixed income
with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent part of investing in risk assets, and the market historically rewards investors
who take an opportunistic long-term perspective.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of April 30,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin MicroCap Value Fund 4
Franklin Mutual U.S. Value Fund 9
Franklin Small Cap Value Fund 15
Financial Highlights and Schedules of Investments 21
Financial Statements 45
Notes to Financial Statements 50
Shareholder Information 64
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index (S&P 500
®
), posted a -9.65% total return for the
six months ended April 30, 2022.
1
Concerns surrounding
higher inflation, geopolitical stability and rising interest rates pressured stocks, particularly in the second half of
the period. Elevated demand combined with supply chain
disruptions led to the highest inflation since 1981 and
borrowing costs increased from historically low levels.
Russia’s invasion of Ukraine late in the six-month period
injected further uncertainty into financial markets, provoking significant volatility in commodity and equity prices.
Gross domestic product growth was robust in 2021
before contracting in the first quarter of 2022 amid
lower investments in inventories and a growing trade
deficit. Private domestic investment slowed sharply,
while government spending declined in the first quarter.
Rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply-chain bottlenecks.
U.S. consumer spending on goods remained strong during
the first half of the period, adding to pressure on the prices of many products. Energy costs also rose, as oil prices
increased significantly, driven by greater global demand
and sanctions on Russia, one of the world’s largest oil
producers. The personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 4.6% in October 2021 to
3.6% in April 2022 as job openings increased, but a relative lack of available workers fueled wage growth, adding to
some investors’ inflation concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
The foregoing information reflects our analysis and opinions as of April 30, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information

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Semiannual Report
Franklin MicroCap Value Fund
This semiannual report for Franklin MicroCap Value Fund
covers the period ended April 30, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in securities of microcap companies with market capitalizations of $1 billion or less or within the bottom 40% of the Russell 2000 Value
Index, whichever is higher at the time of purchase.
1
The
Fund generally invests in equity securities, predominantly
common stocks, of companies that we believe are
undervalued and have the potential for capital appreciation.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a -7.44% cumulative total
return for the six months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively lower
price-to-book ratios and lower forecasted growth rates,
posted a -9.50% cumulative total return for the same period.
2
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of companies that we believe
are undervalued at the time of purchase and have the
potential for capital appreciation. The types of companies the
Fund may invest in include, among other things, those that
may be considered out of favor due to actual or perceived
cyclical or secular challenges, or are experiencing temporary setbacks, mismanagement or undermanagement, are
financially stressed, or facing diminished expectations. In
choosing investments, we conduct an in-depth analysis of
a company’s long-term or normalized earnings and free
cash flow potential, quality of management, ownership of
valuable franchises, trademarks or trade names, control of
distribution networks, underutilized assets and market share for particular products, balance sheet, and other factors
that may identify the issuer as a potential investment. The
investment manager considers selling a security when it no
longer meets its value criteria.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the six-month period, stock selection within the
financials, health care, communication services and
materials sectors were the largest contributors to
relative outperformance. Underweights to health care,
communication services and materials also benefited
results. Conversely, an underweight to the energy sector,
which rallied during the period, was among the leading
detractors from relative results. Stock selection among
industrials, consumer discretionary and utilities companies, as well as an overweight to the consumer discretionary
Portfolio Composition
4/30/22
% of Total
Net Assets
Banks 23.6%
Machinery 6.3%
Equity Real Estate Investment Trusts (REITs) 5.8%
Health Care Equipment & Supplies 4.6%
Hotels, Restaurants & Leisure 3.8%
Construction & Engineering 3.4%
Textiles, Apparel & Luxury Goods 3.2%
Electrical Equipment 3.0%
Thrifts & Mortgage Finance 2.9%
Oil, Gas & Consumable Fuels 2.8%
Communications Equipment 2.5%
Health Care Technology 2.2%
Water Utilities 2.1%
Electronic Equipment, Instruments &
Components 2.1%
Other* 25.1%
Short-Term Investments & Other Net Assets 6.6%
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively lower price-to-
book ratios and lower forecasted growth rates.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 24 .

Franklin MicroCap Value Fund

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Semiannual Report
and underweight to the utilities sectors, also hindered
performance.
On a relative basis, Ardmore Shipping, IntriCon (not held
at period-end) and First Internet Bancorp were the largest
contributors to portfolio results during the six months under review. Ardmore Shipping is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Ardmore Shipping was a notable relative contributor during
the period. The company is experiencing an improvement
across its business, which it expects to continue throughout
2022. However, Ardmore did note that it was monitoring
several competing factors, including the pandemic’s
evolution and the global economic recovery, as well as
geopolitical concerns and whether currently high oil prices
will lead to reduced shipments.
IntriCon, which helps to design and manufacture implantable
and body-worn devices, contributed to relative performance
following news that it was being taken over by an investment firm focused on the health care industry. Additionally,
IntriCon’s recent financial results have been strong, with the company seeing growth across its businesses.
First Internet Bancorp, an online bank headquartered in
Indiana, contributed to relative returns during the period
following an upbeat quarterly financial report. The bank has been able to protect and improve margins by significantly
reducing its cost of funds, which is a positive side effect
of the Federal Reserve’s low interest rate regime. The
bank also said it has a strong commercial pipeline and we
believe its fundamental operations will continue to improve
throughout 2022.
Holdings that detracted from relative Fund performance
during the period included Invacare, CareCloud and
Daktronics.
Medical equipment manufacturer Invacare detracted
from relative returns over the period. The company has
experienced strong demand and orders for its products but
faces continued supply chain challenges and higher input
costs. Invacare has been taking steps to address these
challenges and improve performance in 2022.
CareCloud, a health care information technology company,
was also a detractor after it issued 2022 guidance that was
below Wall Street forecasts as it spends more on marketing
to boost organic sales growth. Although the company’s
business has been relatively steady and does not face the
same COVID-19 and supply chain challenges as other
health care companies, its focus on acquisitions carries
integration risk.
Daktronics, which manufactures electronic display systems,
detracted from relative performance during the six-month
review period. The company has faced labor and component
shortages that have hampered profitability and increased the company’s backlog as it is taking the company more time to
convert orders into final sales.
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver H. Wong, CFA
Lead Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Ardmore Shipping Corp. 2.8%
Oil, Gas & Consumable Fuels, Ireland
First Business Financial Services, Inc. 2.3%
Banks, United States
Indus Realty Trust, Inc. 2.3%
Equity Real Estate Investment Trusts (REITs),
United States
Investar Holding Corp. 2.2%
Banks, United States
Trecora Resources 2.1%
Chemicals, United States
Peoples Financial Services Corp. 2.0%
Banks, United States
Resources Connection, Inc. 2.0%
Professional Services, United States
Northeast Bank 2.0%
Banks, United States
CTO Realty Growth, Inc. 1.9%
Equity Real Estate Investment Trusts (REITs),
United States
First Western Financial, Inc. 1.8%
Banks, United States

Performance Summary as of April 30, 2022
Franklin MicroCap Value Fund

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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -7.44% -12.54%
1-Year -6.35% -11.49%
5-Year +31.93% +4.51%
10-Year +121.69% +7.67%
Advisor
6-Month -7.33% -7.33%
1-Year -6.10% -6.10%
5-Year +33.52% +5.95%
10-Year +127.11% +8.55%
See page 7 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

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Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller-company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–4/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0846 $0.4300 $3.8080 $4.3226
R6 $0.1879 $0.4300 $3.8080 $4.4259
Advisor $0.1534 $0.4300 $3.8080 $4.3914
Total Annual Operating Expenses
4
Share Class
A 1.23%
Advisor 0.98%

Your Fund’s Expenses
Franklin MicroCap Value Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $925.60 $5.77 $1,018.80 $6.05 1.21%
R6 $1,000 $927.10 $4.17 $1,020.47 $4.37 0.87%
Advisor $1,000 $926.70 $4.58 $1,020.04 $4.80 0.96%

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Semiannual Report
Franklin Mutual U.S. Value Fund
This semiannual report for Franklin Mutual U.S. Value Fund
covers the period ended April 30, 2022. As recently approved by the Fund’s Board of Trustees, effective June 1, 2022, the
Fund will change its name to Franklin Mutual U.S. Mid Cap
Value Fund. Additionally, the Fund will change its investment policy to invest at least 80% of its net assets in securities of U.S. mid cap companies. The Fund will also change its
primary benchmark to the Russell MidCap
®
Value Index.
Please refer to the Fund’s prospectus for more information.
If you have questions, please contact your financial
professional.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in U.S.
securities that we believe are available at market prices
less than their fundamental value. The Fund is not limited
to pre-set maximums or minimums governing the size of
the companies in which it may invest, but it invests primarily to predominantly in equity securities (including securities
convertible into, or that we expect to be exchanged for,
common or preferred stock) of mid- and large-cap U.S.
companies with the remaining portion in smaller companies.
The Fund currently does not expect to invest more than
10% of its net assets in non-U.S. securities. The income the
Fund receives from investments in dividend paying stocks,
preferred stocks and convertible securities varies depending upon current market and economic conditions.
Performance Overview
The Fund’s Class A shares posted a -4.00% cumulative
total return for the six months under review. In comparison, the Russell 3000
®
Value Index, which measures the
performance of those Russell 3000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a -4.30% cumulative total return for the same period.
1
You can find more of the Fund’s performance
data in the Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value strategy
for the Fund that focuses on the market price of a company’s securities relative to our own evaluation of the company’s
fundamental value, including an analysis of long-term
or normalized earnings and free cash flow potential as
well as a rigorous analysis of its balance sheet and book
value. The types of companies the Fund may invest in
include those that may be considered out of favor due to
actual or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Portfolio Composition
4/30/22
% of Total
Net Assets
Insurance 6.8%
Chemicals 6.4%
IT Services 6.1%
Pharmaceuticals 5.8%
Equity Real Estate Investment Trusts (REITs) 5.8%
Banks 4.8%
Health Care Providers & Services 4.5%
Electric Utilities 4.0%
Food Products 3.7%
Specialty Retail 3.0%
Oil, Gas & Consumable Fuels 2.9%
Energy Equipment & Services 2.9%
Professional Services 2.8%
Aerospace & Defense 2.6%
Other* 33.5%
Short-Term Investments & Other Net Assets 4.4%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 33 .

Franklin Mutual U.S. Value Fund

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Semiannual Report
Manager’s Discussion
For the six-month period, stock selection within the
information technology, health care and consumer staples
sectors were among the main contributors to relative
outperformance. An underweight to and stock selection
within the financials sector also benefited results, as did
an underweight to communication services companies.
Conversely, stock selection within and an overweight to
the consumer discretionary sector detracted from relative
results. Security selections among real estate and utilities companies also hindered returns, as did an underweight to
the energy sector.
For the six-month period, Kraft Heinz, GlaxoSmithKline
and Baker Hughes were the largest contributors to relative
performance. Kraft Heinz is listed among the Fund’s largest
positions in the Top 10 Holdings table on this page.
Food company Kraft Heinz bolstered relative returns, as
more defensive stocks had a strong start to 2022 amid the
increased market volatility. Recent financial results have
also been encouraging. Kraft reported strong organic sales
growth for the first quarter, amid stronger pricing but weaker volumes. Inflationary pressures did weigh on margins,
but the company reaffirmed its 2022 operating earnings
guidance while boosting its sales estimates.
U.K.-based pharmaceutical company GlaxoSmithKline
contributed to relative returns over the six months. The
stock was a strong performer late in the reporting period,
as investors sought out companies perceived to have more
stable earnings profiles amid the significant market volatility.
GlaxoSmithKline has a strong position in vaccines, in our
view, and its consumer health business continues to perform
strongly ahead of a demerger this summer.
Baker Hughes, a U.S.-based oilfield services firm, supported relative returns during the period as the overall sector
had a strong start to 2022 based on rising oil and natural
gas prices. Recent financial results were also robust, with
the company posting improved margins and strong free
cash generation in 2021’s fourth quarter. Baker Hughes
is well positioned, in our view, to benefit from a potential acceleration in liquefied natural gas growth as Europe tries to reduce dependence on Russian natural gas. Over the
longer term, we believe Baker Hughes is also well-positioned to benefit from the transition toward greener energy sources.
On a relative basis, ING Groep, Best Buy and General
Motors were among the leading detractors from performance
during the six months under review.
Netherlands-based bank ING Groep detracted from relative
returns. Uncertainty surrounding the impact of the Russia-
Ukraine conflict on the regional economy hindered the
bank’s shares in the first quarter of 2022. Fundamentally,
we believe ING has sufficient capital to absorb any Russia-
related losses. Additionally, the bank reported strong loan
growth for 2021’s fourth quarter, robust increases in fees and controlled expenses and credit. We expect that after exiting some of its sub-scale businesses, ING can benefit from a
more favorable rate environment over the medium term.
Best Buy, a U.S.-based electronics retailer, hampered
relative returns during the six-month period after the
company reported disappointing fourth-quarter 2021
earnings and weaker guidance for 2022. However, medium-
term guidance was more positive. We believe that growth
should pick up over the longer term as electronics become
less discretionary for more people, particularly as hybrid
work gains traction. We also believe the valuation is
attractive and Best Buy can continue to expand earnings per
share by offering more services.
General Motors curbed relative performance during the
period due to management changes at its Cruise business
and concerns about commodity inflation and the economy.
Nonetheless, we believe the company’s latest financial
results were solid, with profitability remaining strong despite increased investments in electric vehicles and commodity
inflation. Looking ahead, we believe strong pricing in North
America and a recovery in volumes should continue to help
offset higher commodity prices.
Top 10 Holdings
4/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Kraft Heinz Co. (The) 3.2%
Food Products, United States
Brixmor Property Group, Inc. 2.6%
Equity Real Estate Investment Trusts (REITs),
United States
Ashland Global Holdings, Inc. 2.5%
Chemicals, United States
Citizens Financial Group, Inc. 2.5%
Banks, United States
Willis Towers Watson plc 2.4%
Insurance, United States
Liberty Broadband Corp. 2.4%
Media, United States
Vornado Realty Trust 2.4%
Equity Real Estate Investment Trusts (REITs),
United States
Voya Financial, Inc. 2.3%
Diversified Financial Services, United States
Everest Re Group Ltd. 2.2%
Insurance, United States
Hartford Financial Services Group, Inc. (The) 2.2%
Insurance, United States

Franklin Mutual U.S. Value Fund

franklintempleton.com
Semiannual Report
Thank you for your participation in Franklin Mutual U.S.
Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2022
Franklin Mutual U.S. Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
A
3
6-Month -4.00% -9.28%
1-Year +0.27% -5.25%
5-Year +41.65% +6.00%
10-Year +129.99% +8.07%
Advisor
6-Month -3.91% -3.91%
1-Year +0.51% +0.51%
5-Year +43.41% +7.48%
10-Year +135.76% +8.95%
See page 13 for Performance Summary footnotes.

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative.
Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–4/30/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4486 $4.5244 $4.9730
C $0.1300 $4.5244 $4.6544
R $0.3477 $4.5244 $4.8721
R6 $0.5824 $4.5244 $5.1068
Advisor $0.5401 $4.5244 $5.0645
Total Annual Operating Expenses
4
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Mutual U.S. Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $960.00 $4.32 $1,020.39 $4.45 0.89%
C $1,000 $956.30 $7.95 $1,016.67 $8.19 1.64%
R $1,000 $958.60 $5.53 $1,019.15 $5.70 1.14%
R6 $1,000 $961.60 $2.67 $1,022.08 $2.75 0.55%
Advisor $1,000 $960.90 $3.10 $1,021.63 $3.20 0.64%

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
This semiannual report for Franklin Small Cap Value Fund
covers the period ended April 30, 2022. The Fund closed
to new investors on May 27, 2021. Existing shareholders
who had an open and funded account on May 27, 2021,
may continue to invest through exchanges and additional
purchases. Please contact your financial professional or
refer to the Fund’s prospectus for more information.
Your Fund’s Goals and Main Investments
The Fund seeks long-term total return by normally investing
at least 80% of its net assets in investments of small-
capitalization (small-cap) companies and generally investing in equity securities that we believe are undervalued at
the time of purchase and have the potential for capital
appreciation. We define small-cap companies as those with
market capitalizations not exceeding either: the highest
market capitalization in the Russell 2000
®
Index;
1
or the
12-month average of the highest market capitalization
in the Russell 2000
®
Index, whichever is greater at the
time of purchase. The Fund may also invest in real estate
investment trusts (REITs) and invest up to 25% of its total
assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a -6.79% cumulative
total return for the six months under review. In comparison, the Russell 2000
®
Value Index, which measures the
performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a -9.50% cumulative total return for the same period.
2
You can find more of the Fund’s performance
data in the Performance Summary beginning on page 18 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Investment Strategy
The Fund generally invests in equity securities,
predominantly common stocks of small cap companies, that
we believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe
it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund
invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The types of companies the Fund may invest
in include those that may be considered out of favor due
to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed.
Portfolio Composition
4/30/22
% of Total
Net Assets
Banks 8.8%
Hotels, Restaurants & Leisure 8.7%
Insurance 8.4%
Chemicals 7.3%
Trading Companies & Distributors 5.6%
Electronic Equipment, Instruments &
Components 5.3%
Machinery 5.1%
Energy Equipment & Services 4.7%
Oil, Gas & Consumable Fuels 4.5%
Construction & Engineering 4.5%
Software 3.8%
Building Products 3.6%
Health Care Equipment & Supplies 3.2%
Equity Real Estate Investment Trusts (REITs) 3.1%
Other* 21.4%
Short-Term Investments & Other Net Assets 2.0%
1. Russell 2000
®
Index is market capitalization weighted and measures the performance of the approximately 2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 41 .

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Manager’s Discussion
For the six-month period, stock selection within the and
underweights to the financials and health care sectors were
among the largest contributors to relative outperformance.
An underweight to communication services companies was
also additive, as was security selection within the information technology sector. Conversely, security selection within the and underweights to the consumer staples and real estate
sectors were the main detractors from relative results.
An overweight to consumer discretionary companies also
hindered returns.
On a relative basis, Crescent Point Energy, NexTier Oilfield
Solutions and The Hanover Insurance Group were the
largest contributors to portfolio results during the six-month period. Crescent Point Energy and Hanover Insurance
Group are listed among the Fund’s largest positions in the
Top 10 Holdings table on this page.
Crescent Point Energy, a Canada-based exploration and
production company, boosted relative performance. Multiple
factors contributed to the strong performance, including a
surprise dividend boost, a share buyback announcement, a
reduction in debt, a positive free cash flow outlook and an
increase in oil prices.
NexTier Oilfield Solutions, an oilfield services company,
contributed to relative returns in the period driven by
strength in oil prices and increased activity levels in U.S.
shale production. The company hosted its investor day in
March 2022 and was positive on tightening supply/demand
conditions for hydraulic fracturing fleets and the improving pricing environment.
The Hanover Insurance Group, a property and casualty
insurer, outperformed, with shares supported by a favorable
commercial lines profitability outlook as well as personal
auto results that were better than feared. While Hanover’s
personal auto loss ratios rose on a year-over-year basis
due to higher loss severity, fourth-quarter 2021 underwriting profitability was still above the comparable period in 2019, with management citing lower frequency that persisted
through the quarter. In conjunction with strong fourth-quarter
2021 results, management also laid out a favorable 2022
outlook relative to consensus.
On a relative basis, Dufry (not held at period-end), The
Children’s Place and Herc Holdings were the largest
detractors from portfolio results during the six months under review.
Dufry, an operator of duty-free shops globally, detracted
from relative performance. The primary driver of the
underperformance was investor concern around Dufry’s
potential exposure to geopolitical risks in Russia and
Ukraine. Though Dufry’s direct revenue exposure is only
in the low-single digits, its business is heavily reliant on cross-border travel which may be negatively impacted by
rising political tensions. Additionally, higher oil prices may negatively impact consumers’ willingness to travel and spend on discretionary goods.
The Children’s Place, a retailer of children’s apparel and
accessories, curbed relative returns during the period.
Investors became increasingly concerned about the
challenging comparisons the company will face as it laps
last year’s financial stimulus and as the health of its target customer deteriorates due to rising inflationary pressures.
Herc Holdings, which rents construction equipment,
underperformed during the period due to concerns rising
interest rates would slow the global economy. While we
acknowledge the risk that higher interest rates pose on the
economy, in our view, the nonresidential construction end
market has just begun to rebound from the COVID-induced
contraction. During 2022’s first quarter, Herc reported its
sixth consecutive quarter of rental rate increases, and
utilization of its equipment on rent rose sharply from the
prior year, suggesting strong demand for its products. The
company also raised its guidance for 2022.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Top 10 Holdings
4/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Crescent Point Energy Corp. 3.0%
Oil, Gas & Consumable Fuels, Canada
McGrath RentCorp 3.0%
Trading Companies & Distributors, United States
NetScout Systems, Inc. 2.9%
Communications Equipment, United States
Hanover Insurance Group, Inc. (The) 2.9%
Insurance, United States
WillScot Mobile Mini Holdings Corp. 2.9%
Construction & Engineering, United States
Knowles Corp. 2.8%
Electronic Equipment, Instruments &
Components, United States
Jack in the Box, Inc. 2.6%
Hotels, Restaurants & Leisure, United States
Ashland Global Holdings, Inc. 2.5%
Chemicals, United States
Greenbrier Cos., Inc. (The) 2.4%
Machinery, United States
Hilton Grand Vacations, Inc. 2.3%
Hotels, Restaurants & Leisure, United States

Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
Steven Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2022
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month -6.79% -11.91%
1-Year -8.30% -13.34%
5-Year +43.82% +6.33%
10-Year +152.59% +9.09%
Advisor
6-Month -6.66% -6.66%
1-Year -8.06% -8.06%
5-Year +45.66% +7.81%
10-Year +159.40% +10.00%
See page 19 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Semiannual Report
5
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller-company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipat-
ed or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–4/30/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3351 $2.6536 $2.7149 $5.7036
C – $2.6536 $2.7149 $5.3685
R $0.1766 $2.6536 $2.7149 $5.5451
R6 $0.5875 $2.6536 $2.7149 $5.9560
Advisor $0.5001 $2.6536 $2.7149 $5.8686
Total Annual Operating Expenses
4
Share Class
A 1.00%
Advisor 0.75%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/21
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
Ending
Account
Value 4/30/22
Expenses
Paid During
Period
11/1/21–4/30/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $932.10 $4.61 $1,020.02 $4.82 0.96%
C $1,000 $928.70 $8.19 $1,016.30 $8.57 1.71%
R $1,000 $931.00 $5.81 $1,018.78 $6.07 1.21%
R6 $1,000 $934.00 $2.81 $1,021.89 $2.94 0.59%
Advisor $1,000 $933.40 $3.42 $1,021.26 $3.57 0.71%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.58 $21.77 $29.32 $31.06 $36.43 $31.33
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.05 0.11
c
0.11 0.06 (0.04) 0.01
Net realized and unrealized gains (losses) (2.27) 12.15 (2.89) (0.03) (2.70) 8.20
Total from investment operations ........ (2.22) 12.26 (2.78) 0.03 (2.74) 8.21
Less distributions from:
Net investment income .............. (0.08) (0.11) (0.06) — (—)
d
(0.11)
Net realized gains ................. (4.24) (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ................... (4.32) (1.45) (4.77) (1.77) (2.63) (3.11)
Net asset value, end of period .......... $26.04 $32.58 $21.77 $29.32 $31.06 $36.43
Total return
e
....................... (7.44)% 57.97% (12.10)% 0.58% (8.11)% 26.98%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.23% 1.28% 1.22% 1.17% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.21%
g
1.23%
g
1.27%
h
1.21%
h
1.16%
h
1.15%
h
Net investment income (loss) .......... 0.36% 0.37%
c
0.50% 0.23% (0.11)% 0.03%
Supplemental data
Net assets, end of period (000’s) ........ $141,737 $161,200 $94,015 $145,897 $184,613 $238,337
Portfolio turnover rate ................ 7.21% 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $33.21 $22.17 $29.80 $31.43 $36.85 $31.66
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.22
c
0.20 0.16 0.08 0.12
Net realized and unrealized gains (losses) (2.30) 12.36 (2.94) (0.02) (2.74) 8.30
Total from investment operations ........ (2.20) 12.58 (2.74) 0.14 (2.66) 8.42
Less distributions from:
Net investment income .............. (0.19) (0.20) (0.18) — (0.13) (0.23)
Net realized gains ................. (4.24) (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ................... (4.43) (1.54) (4.89) (1.77) (2.76) (3.23)
Net asset value, end of period .......... $26.58 $33.21 $22.17 $29.80 $31.43 $36.85
Total return
d
....................... (7.29)% 58.51% (11.80)% 0.97% (7.83)% 27.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.91% 0.95% 0.89% 0.85% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.87% 0.88% 0.91%
f
0.86%
f
0.82%
f
0.79%
f
Net investment income ............... 0.69% 0.72%
c
0.86% 0.58% 0.23% 0.39%
Supplemental data
Net assets, end of period (000’s) ........ $21,838 $23,137 $12,299 $19,266 $21,070 $27,107
Portfolio turnover rate ................ 7.21% 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $32.96 $22.01 $29.62 $31.28 $36.67 $31.52
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.19
c
0.17 0.15 0.05 0.09
Net realized and unrealized gains (losses) (2.30) 12.28 (2.94) (0.04) (2.72) 8.25
Total from investment operations ........ (2.21) 12.47 (2.77) 0.11 (2.67) 8.34
Less distributions from:
Net investment income .............. (0.15) (0.18) (0.13) — (0.09) (0.19)
Net realized gains ................. (4.24) (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ................... (4.39) (1.52) (4.84) (1.77) (2.72) (3.19)
Net asset value, end of period .......... $26.36 $32.96 $22.01 $29.62 $31.28 $36.67
Total return
d
....................... (7.33)% 58.40% (11.95)% 0.87% (7.90)% 27.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.96% 0.98% 1.03% 0.97% 0.92% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.96%
f
0.98%
f
1.02%
g
0.96%
g
0.91%
g
0.91%
g
Net investment income ............... 0.60% 0.60%
c
0.73% 0.48% 0.14% 0.27%
Supplemental data
Net assets, end of period (000’s) ........ $36,850 $38,829 $22,429 $29,687 $53,329 $76,228
Portfolio turnover rate ................ 7.21% 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin MicroCap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.4%
Aerospace & Defense 2.0%
a
Ducommun, Inc. ...................................... United States 43,400 $ 2,216,438
Magellan Aerospace Corp. .............................. Canada 243,900 1,860,600
4,077,038
Banks 23.6%
American National Bankshares , Inc. ....................... United States 94,823 3,294,151
Arrow Financial Corp. .................................. United States 98,824 3,093,191
Bar Harbor Bankshares ................................. United States 121,700 3,177,587
First Business Financial Services, Inc. ...................... United States 133,500 4,628,445
First Internet Bancorp .................................. United States 85,500 3,290,895
a
First Western Financial, Inc. ............................. United States 110,706 3,633,371
Investar Holding Corp. ................................. United States 219,181 4,317,866
Northeast Bank ....................................... United States 106,975 4,003,005
Northrim BanCorp , Inc. ................................. United States 65,600 2,628,592
Orrstown Financial Services, Inc. ......................... United States 119,525 2,818,399
Peapack -Gladstone Financial Corp. ....................... United States 114,985 3,563,385
Peoples Financial Services Corp. ......................... United States 82,013 4,071,125
Premier Financial Corp. ................................. United States 127,500 3,383,850
WesBanco , Inc. ....................................... United States 42,357 1,365,590
47,269,452
Biotechnology 1.2%
a
Anika Therapeutics, Inc. ................................ United States 71,692 1,543,529
a
Catalyst Pharmaceuticals, Inc. ........................... United States 61,500 468,630
a
Vanda Pharmaceuticals, Inc. ............................. United States 36,700 364,064
2,376,223
Chemicals 2.1%
a
Trecora Resources .................................... United States 429,318 4,181,557
Commercial Services & Supplies 1.1%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,099,370
Communications Equipment 2.5%
a
Digi International, Inc. .................................. United States 113,801 2,153,115
a
PCTEL, Inc. ......................................... United States 393,331 1,675,590
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,226,951
5,055,656
Construction & Engineering 3.4%
a
Matrix Service Co. ..................................... United States 318,441 2,165,399
a
Northwest Pipe Co. .................................... United States 65,700 1,754,847
a
Sterling Construction Co., Inc. ............................ United States 127,451 2,917,353
6,837,599
Diversified Telecommunication Services 0.6%
ATN International, Inc. .................................. United States 29,000 1,145,500
Electrical Equipment 3.0%
LSI Industries, Inc. .................................... United States 309,318 2,223,996
Powell Industries, Inc. .................................. United States 90,200 1,740,860
Preformed Line Products Co. ............................ United States 32,700 1,945,650
5,910,506
Electronic Equipment, Instruments & Components 2.1%
a
Daktronics, Inc. ....................................... United States 630,758 2,113,039

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Kimball Electronics, Inc. ................................ United States 118,000 $ 2,105,120
4,218,159
Energy Equipment & Services 1.3%
a
Geospace Technologies Corp. ............................ United States 321,345 1,857,374
a
Helix Energy Solutions Group, Inc. ........................ United States 181,300 745,143
a
Oil States International, Inc. ............................. United States 13,890 93,896
2,696,413
Equity Real Estate Investment Trusts (REITs) 5.8%
Alpine Income Property Trust, Inc. ......................... United States 170,621 3,190,613
CTO Realty Growth, Inc. ................................ United States 60,051 3,829,452
Indus Realty Trust, Inc. ................................. United States 64,378 4,599,808
11,619,873
Food & Staples Retailing 1.7%
Village Super Market, Inc., A ............................. United States 148,898 3,452,945
Health Care Equipment & Supplies 4.6%
a
Invacare Corp. ....................................... United States 841,635 1,397,114
a
Orthofix Medical, Inc. .................................. United States 57,900 1,794,900
a
Semler Scientific, Inc. .................................. United States 4,500 206,955
a
UFP Technologies, Inc. ................................. United States 33,400 2,293,578
Utah Medical Products, Inc. .............................. United States 41,696 3,527,065
9,219,612
Health Care Technology 2.2%
a
CareCloud , Inc. ....................................... United States 452,691 1,788,129
a
Computer Programs and Systems, Inc. ..................... United States 79,600 2,540,832
4,328,961
Hotels, Restaurants & Leisure 3.8%
a
Century Casinos, Inc. .................................. United States 194,762 2,039,158
a
Chuy's Holdings, Inc. .................................. United States 88,200 2,205,882
Ruth's Hospitality Group, Inc. ............................ United States 158,900 3,332,133
7,577,173
Household Durables 0.7%
Hooker Furnishings Corp. ............................... United States 87,400 1,473,564
Independent Power and Renewable Electricity Producers 1.3%
Polaris Infrastructure, Inc. ............................... Canada 177,300 2,593,288
Insurance 1.0%
Tiptree, Inc. .......................................... United States 13,766 160,099
United Fire Group, Inc. ................................. United States 63,800 1,868,702
2,028,801
Interactive Media & Services 1.0%
a
DHI Group, Inc. ....................................... United States 360,217 2,002,807
IT Services 1.8%
Hackett Group, Inc. (The) ............................... United States 152,200 3,575,178
Machinery 6.3%
Alamo Group, Inc. ..................................... United States 18,100 2,288,564
Graham Corp. ........................................ United States 246,397 1,796,234
Hurco Cos., Inc. ...................................... United States 95,500 2,709,335
a
L B Foster Co., A ...................................... United States 170,565 2,422,023

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Miller Industries, Inc. ................................... United States 65,300 $ 1,750,693
Shyft Group, Inc. (The) ................................. United States 68,817 1,752,769
12,719,618
Metals & Mining 1.3%
Haynes International, Inc. ............................... United States 64,177 2,508,037
Oil, Gas & Consumable Fuels 2.8%
a
Ardmore Shipping Corp. ................................ Ireland 914,100 5,694,843
Paper & Forest Products 1.5%
Mercer International, Inc. ................................ Germany 192,300 3,078,723
Pharmaceuticals 0.3%
a
Antares Pharma, Inc. .................................. United States 53,200 296,058
a
Harrow Health, Inc. .................................... United States 56,100 379,797
675,855
Professional Services 2.0%
Resources Connection, Inc. ............................. United States 233,100 4,006,989
Semiconductors & Semiconductor Equipment 1.7%
a
AXT, Inc. ............................................ United States 254,300 1,500,370
a
Photronics , Inc. ....................................... United States 127,400 1,909,726
3,410,096
Specialty Retail 1.8%
a
Children's Place, Inc. (The) .............................. United States 30,300 1,403,799
a
Genesco, Inc. ........................................ United States 35,704 2,214,719
3,618,518
Textiles, Apparel & Luxury Goods 3.2%
a
Delta Apparel, Inc. ..................................... United States 72,636 2,104,992
Rocky Brands, Inc. .................................... United States 61,720 2,376,837
a
Vera Bradley, Inc. ..................................... United States 303,474 1,866,365
6,348,194
Thrifts & Mortgage Finance 2.9%
Southern Missouri Bancorp, Inc. .......................... United States 76,800 3,240,960
Territorial Bancorp, Inc. ................................. United States 112,239 2,548,948
5,789,908
Water Utilities 2.1%
Consolidated Water Co. Ltd. ............................. United States 216,067 2,350,809
a
Pure Cycle Corp. ..................................... United States 178,887 1,869,369
4,220,178
Wireless Telecommunication Services 0.7%
Spok Holdings, Inc. .................................... United States 202,951 1,396,303
Total Common Stocks (Cost $141,248,365) .....................................
187,206,937

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Semiannual Report

Short Term Investments 6.5%
a a
Country Shares
a
Value
a a
Money Market Funds 6.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 13,058,408 $ 13,058,408
Total Money Market Funds (Cost $13,058,408) ..................................
13,058,408
Total Short Term Investments (Cost $13,058,408 ) ................................
13,058,408
a
Total Investments (Cost $154,306,773) 99.9% ...................................
$200,265,345
Other Assets, less Liabilities 0.1% .............................................
159,813
Net Assets 100.0% ...........................................................
$200,425,158
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.20 $27.59 $34.61 $37.93 $41.08 $35.40
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.43 1.14
c
0.52 0.45 0.38
d
Net realized and unrealized gains (losses) (1.69) 13.37 (5.47) 1.13 (0.43) 7.79
Total from investment operations ........ (1.48) 13.80 (4.33) 1.65 0.02 8.17
Less distributions from:
Net investment income .............. (0.45) (1.19) (0.54) (0.46) (0.46) (0.18)
Net realized gains ................. (4.52) — (2.15) (4.51) (2.71) (2.31)
Total distributions ................... (4.97) (1.19) (2.69) (4.97) (3.17) (2.49)
Net asset value, end of period .......... $33.75 $40.20 $27.59 $34.61 $37.93 $41.08
Total return
e
....................... (4.00)% 51.14% (13.94)% 6.22% (0.15)% 23.63%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.89% 0.91% 0.95% 0.93% 0.91% 0.92%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.89%
h
0.91%
h
0.93% 0.89% 0.86% 0.87%
Net investment income ............... 1.15% 1.18% 3.94%
c
1.55% 1.13% 0.97%
d
Supplemental data
Net assets, end of period (000’s) ........ $752,472 $790,329 $538,538 $735,919 $772,976 $841,367
Portfolio turnover rate ................ 33.59% 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $38.15 $26.21 $32.97 $36.13 $39.27 $34.01
Income from investment operations
a
:
Net investment income
b
............. 0.07 0.15 0.93
c
0.26 0.15 0.08
d
Net realized and unrealized gains (losses) (1.60) 12.72 (5.28) 1.09 (0.41) 7.49
Total from investment operations ........ (1.53) 12.87 (4.35) 1.35 (0.26) 7.57
Less distributions from:
Net investment income .............. (0.13) (0.93) (0.26) — (0.17) —
Net realized gains ................. (4.52) — (2.15) (4.51) (2.71) (2.31)
Total distributions ................... (4.65) (0.93) (2.41) (4.51) (2.88) (2.31)
Net asset value, end of period .......... $31.97 $38.15 $26.21 $32.97 $36.13 $39.27
Total return
e
....................... (4.37)% 50.06% (14.57)% 5.41% (0.91)% 22.73%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.64% 1.66% 1.70% 1.68% 1.66% 1.67%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.64%
h
1.66%
h
1.68% 1.64% 1.61% 1.62%
Net investment income ............... 0.40% 0.42% 3.36%
c
0.80% 0.38% 0.22%
d
Supplemental data
Net assets, end of period (000’s) ........ $18,719 $20,132 $15,881 $27,443 $33,854 $65,586
Portfolio turnover rate ................ 33.59% 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.02)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $40.34 $27.67 $34.70 $37.99 $41.10 $35.42
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.34 1.11
c
0.44 0.35 0.29
d
Net realized and unrealized gains (losses) (1.69) 13.44 (5.55) 1.14 (0.42) 7.80
Total from investment operations ........ (1.53) 13.78 (4.44) 1.58 (0.07) 8.09
Less distributions from:
Net investment income .............. (0.35) (1.11) (0.44) (0.36) (0.33) (0.10)
Net realized gains ................. (4.52) — (2.15) (4.51) (2.71) (2.31)
Total distributions ................... (4.87) (1.11) (2.59) (4.87) (3.04) (2.41)
Net asset value, end of period .......... $33.94 $40.34 $27.67 $34.70 $37.99 $41.10
Total return
e
....................... (4.14)% 50.87% (14.16)% 5.94% (0.39)% 23.33%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.16% 1.20% 1.18% 1.16% 1.17%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.14%
h
1.16%
h
1.18% 1.14% 1.11% 1.12%
Net investment income ............... 0.90% 0.93% 3.80%
c
1.30% 0.88% 0.72%
d
Supplemental data
Net assets, end of period (000’s) ........ $5,958 $6,362 $4,465 $6,764 $7,280 $7,884
Portfolio turnover rate ................ 33.59% 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $41.93 $28.73 $35.93 $39.20 $42.38 $36.40
Income from investment operations
a
:
Net investment income
b
............. 0.28 0.59 1.27
c
0.67 0.61 0.75
d
Net realized and unrealized gains (losses) (1.76) 13.91 (5.65) 1.18 (0.45) 7.83
Total from investment operations ........ (1.48) 14.50 (4.38) 1.85 0.16 8.58
Less distributions from:
Net investment income .............. (0.58) (1.30) (0.67) (0.61) (0.63) (0.29)
Net realized gains ................. (4.52) — (2.15) (4.51) (2.71) (2.31)
Total distributions ................... (5.10) (1.30) (2.82) (5.12) (3.34) (2.60)
Net asset value, end of period .......... $35.35 $41.93 $28.73 $35.93 $39.20 $42.38
Total return
e
....................... (3.84)% 51.74% (13.61)% 6.61% 0.19% 24.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.58% 0.59% 0.61% 0.59% 0.57% 0.57%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.55% 0.55% 0.55% 0.52% 0.50% 0.47%
Net investment income ............... 1.49% 1.54% 4.24%
c
1.92% 1.49% 1.37%
d
Supplemental data
Net assets, end of period (000’s) ........ $38,049 $39,290 $27,952 $36,398 $36,580 $34,673
Portfolio turnover rate ................ 33.59% 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $42.04 $28.80 $36.01 $39.26 $42.39 $36.45
Income from investment operations
a
:
Net investment income
b
............. 0.27 0.55 1.28
c
0.63 0.57 0.49
d
Net realized and unrealized gains (losses) (1.78) 13.95 (5.72) 1.19 (0.46) 8.04
Total from investment operations ........ (1.51) 14.50 (4.44) 1.82 0.11 8.53
Less distributions from:
Net investment income .............. (0.54) (1.26) (0.62) (0.56) (0.53) (0.28)
Net realized gains ................. (4.52) — (2.15) (4.51) (2.71) (2.31)
Total distributions ................... (5.06) (1.26) (2.77) (5.07) (3.24) (2.59)
Net asset value, end of period .......... $35.47 $42.04 $28.80 $36.01 $39.26 $42.39
Total return
e
....................... (3.91)% 51.57% (13.71)% 6.48% 0.07% 23.98%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.64% 0.66% 0.70% 0.68% 0.66% 0.67%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.64%
h
0.66%
h
0.68% 0.64% 0.61% 0.62%
Net investment income ............... 1.41% 1.43% 4.22%
c
1.80% 1.38% 1.22%
d
Supplemental data
Net assets, end of period (000’s) ........ $52,295 $56,787 $34,029 $47,427 $48,616 $57,402
Portfolio turnover rate ................ 33.59% 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin Mutual U.S. Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 2.6%
Airbus SE ........................................... France 95,506 $ 10,454,728
Huntington Ingalls Industries, Inc. ......................... United States 58,385 12,420,825
22,875,553
Automobiles 1.4%
a
General Motors Co. .................................... United States 318,113 12,059,664
Banks 4.8%
Citizens Financial Group, Inc. ............................ United States 541,129 21,320,482
ING Groep NV ....................................... Netherlands 1,173,594 11,118,346
PNC Financial Services Group, Inc. (The) ................... United States 56,878 9,447,436
41,886,264
Building Products 1.8%
Johnson Controls International plc ......................... United States 256,904 15,380,842
Chemicals 6.4%
Ashland Global Holdings, Inc. ............................ United States 209,692 22,011,369
Avient Corp. ......................................... United States 348,327 17,151,622
Huntsman Corp. ...................................... United States 486,978 16,493,945
55,656,936
Commercial Services & Supplies 1.6%
a
Stericycle, Inc. ....................................... United States 275,937 13,849,278
Construction & Engineering 1.7%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 412,247 14,469,870
Diversified Financial Services 2.3%
Voya Financial, Inc. .................................... United States 322,274 20,348,380
Electric Utilities 4.0%
Entergy Corp. ........................................ United States 103,194 12,264,607
Evergy , Inc. .......................................... United States 160,283 10,875,202
Pinnacle West Capital Corp. ............................. United States 164,902 11,741,022
34,880,831
Electrical Equipment 1.9%
Regal Rexnord Corp. .................................. United States 132,332 16,837,924
Electronic Equipment, Instruments & Components 2.2%
a
Flex Ltd. ............................................ United States 1,150,174 18,966,369
Energy Equipment & Services 2.9%
Baker Hughes Co. ..................................... United States 351,518 10,904,088
Schlumberger NV ..................................... United States 357,922 13,962,537
24,866,625
Equity Real Estate Investment Trusts (REITs) 5.8%
Brixmor Property Group, Inc. ............................. United States 880,289 22,341,735
Healthcare Realty Trust, Inc. ............................. United States 263,261 7,129,108
Vornado Realty Trust ................................... United States 528,544 20,459,938
49,930,781
Food Products 3.7%
Archer-Daniels-Midland Co. ............................. United States 51,356 4,599,444
Kraft Heinz Co. (The) .................................. United States 649,721 27,697,606
32,297,050
Health Care Equipment & Supplies 0.8%
Medtronic plc ........................................ United States 63,333 6,609,432

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 4.5%
AmerisourceBergen Corp. ............................... United States 65,652 $ 9,932,491
Anthem, Inc. ......................................... United States 20,155 10,116,399
CVS Health Corp. ..................................... United States 87,935 8,453,192
Humana, Inc. ........................................ United States 23,115 10,276,004
38,778,086
Household Durables 2.0%
DR Horton, Inc. ....................................... United States 254,172 17,687,829
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The) ...................................... United States 830,835 16,965,651
Industrial Conglomerates 1.0%
General Electric Co. ................................... United States 112,372 8,377,333
Insurance 6.8%
Everest Re Group Ltd. ................................. United States 69,675 19,140,419
Hartford Financial Services Group, Inc. (The) ................ United States 273,238 19,107,534
Willis Towers Watson plc ................................ United States 97,728 20,997,838
59,245,791
Internet & Direct Marketing Retail 1.5%
eBay, Inc. ........................................... United States 252,280 13,098,378
IT Services 6.1%
Bread Financial Holdings, Inc. ............................ United States 156,198 8,559,650
Cognizant Technology Solutions Corp., A .................... United States 181,754 14,703,899
a
Fiserv, Inc. .......................................... United States 174,931 17,129,243
Global Payments, Inc. .................................. United States 90,205 12,356,281
52,749,073
Machinery 1.4%
Parker-Hannifin Corp. .................................. United States 4,890 1,324,310
Timken Co. (The) ..................................... United States 193,639 11,161,352
12,485,662
Media 2.5%
a
Liberty Broadband Corp., C .............................. United States 186,602 20,865,836
a
Loyalty Ventures, Inc. .................................. United States 83,431 1,067,082
21,932,918
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ....................................... United States 85,308 13,365,204
Williams Cos., Inc. (The) ................................ United States 345,442 11,845,206
25,210,410
Pharmaceuticals 5.8%
a
Elanco Animal Health, Inc. ............................... United States 584,498 14,793,644
GlaxoSmithKline plc ................................... United States 814,913 18,370,969
Merck & Co., Inc. ..................................... United States 191,038 16,943,160
50,107,773
Professional Services 2.8%
a
CACI International, Inc., A ............................... United States 27,758 7,364,197
KBR, Inc. ........................................... United States 343,011 16,886,432
24,250,629
Real Estate Management & Development 1.8%
a
Cushman & Wakefield plc ............................... United States 862,032 15,430,373

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.0%
NortonLifeLock , Inc. ................................... United States 678,481 $ 16,989,164
Specialty Retail 3.0%
Best Buy Co., Inc. ..................................... United States 151,838 13,654,791
Dick's Sporting Goods, Inc. .............................. United States 124,689 12,022,514
25,677,305
Technology Hardware, Storage & Peripherals 2.0%
a
Western Digital Corp. .................................. United States 328,245 17,419,962
Textiles, Apparel & Luxury Goods 1.5%
Tapestry, Inc. ........................................ United States 394,980 13,002,742
Trading Companies & Distributors 2.1%
a
AerCap Holdings NV ................................... Ireland 148,568 6,939,611
a
Univar Solutions, Inc. .................................. United States 403,833 11,759,617
18,699,228
Total Common Stocks (Cost $757,534,461) .....................................
829,024,106
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a
Money Market Funds 4.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 34,601,543 34,601,543
Total Money Market Funds (Cost $34,601,543) ..................................
34,601,543
Total Short Term Investments (Cost $34,601,543 ) ................................
34,601,543
a
Total Investments (Cost $792,136,004) 99.6% ...................................
$863,625,649
Other Assets, less Liabilities 0.4% .............................................
3,866,230
Net Assets 100.0% ...........................................................
$867,491,879
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $61.24 $41.84 $49.48 $52.59 $59.07 $51.45
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.47
c
0.45 0.51
d
0.39
e
0.31
f
Net realized and unrealized gains (losses) (3.89) 20.03 (5.01) 4.00 (1.95) 10.04
Total from investment operations ........ (3.77) 20.50 (4.56) 4.51 (1.56) 10.35
Less distributions from:
Net investment income .............. (0.34) (0.35) (0.58) (0.44) (0.42) (0.12)
Net realized gains ................. (5.37) (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ................... (5.71) (1.10) (3.08) (7.62) (4.92) (2.73)
Net asset value, end of period .......... $51.76 $61.24 $41.84 $49.48 $52.59 $59.07
Total return
g
....................... (6.79)% 49.59% (10.04)% 11.35% (3.04)% 20.53%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.00% 1.08% 1.06% 1.05% 1.05%
Expenses net of waiver and payments by
affiliates .......................... 0.96% 1.00%
i
1.07%
j
1.05%
j
1.03%
j
1.03%
j
Net investment income ............... 0.41% 0.81%
c
1.08% 1.10%
d
0.69%
e
0.58%
f
Supplemental data
Net assets, end of period (000’s) ........ $1,377,415 $1,577,561 $1,123,039 $1,334,235 $1,366,866 $1,364,629
Portfolio turnover rate ................ 22.02% 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $52.25 $35.87 $42.84 $46.45 $52.75 $46.42
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.08) 0.02
c
0.12 0.15
d
(0.02)
e
(0.09)
f
Net realized and unrealized gains (losses) (3.27) 17.20 (4.33) 3.42 (1.72) 9.03
Total from investment operations ........ (3.35) 17.22 (4.21) 3.57 (1.74) 8.94
Less distributions from:
Net investment income .............. — (0.09) (0.26) — (0.06) —
Net realized gains ................. (5.37) (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ................... (5.37) (0.84) (2.76) (7.18) (4.56) (2.61)
Net asset value, end of period .......... $43.53 $52.25 $35.87 $42.84 $46.45 $52.75
Total return
g
....................... (7.13)% 48.51% (10.73)% 10.52% (3.77)% 19.62%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 1.72% 1.75% 1.83% 1.81% 1.80% 1.80%
Expenses net of waiver and payments by
affiliates .......................... 1.71% 1.75%
i
1.82%
j
1.80%
j
1.78%
j
1.78%
j
Net investment income (loss) .......... (0.34)% 0.05%
c
0.34% 0.35%
d
(0.06)%
e
(0.17)%
f
Supplemental data
Net assets, end of period (000’s) ........ $80,902 $99,994 $77,586 $111,639 $138,188 $225,228
Portfolio turnover rate ................ 22.02% 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.46)%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $60.43 $41.31 $48.88 $51.98 $58.37 $50.87
Income from investment operations
a
:
Net investment income
b
............. 0.04 0.32
c
0.35 0.40
d
0.25
e
0.18
f
Net realized and unrealized gains (losses) (3.83) 19.79 (4.97) 3.94 (1.93) 9.93
Total from investment operations ........ (3.79) 20.11 (4.62) 4.34 (1.68) 10.11
Less distributions from:
Net investment income .............. (0.18) (0.24) (0.45) (0.26) (0.21) —
Net realized gains ................. (5.37) (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ................... (5.55) (0.99) (2.95) (7.44) (4.71) (2.61)
Net asset value, end of period .......... $51.09 $60.43 $41.31 $48.88 $51.98 $58.37
Total return
g
....................... (6.90)% 49.22% (10.27)% 11.06% (3.28)% 20.23%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.25% 1.33% 1.31% 1.30% 1.30%
Expenses net of waiver and payments by
affiliates .......................... 1.21% 1.25%
i
1.32%
j
1.30%
j
1.28%
j
1.28%
j
Net investment income ............... 0.16% 0.56%
c
0.84% 0.85%
d
0.44%
e
0.33%
f
Supplemental data
Net assets, end of period (000’s) ........ $127,792 $150,288 $106,201 $143,634 $158,678 $209,627
Portfolio turnover rate ................ 22.02% 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $65.05 $44.37 $52.29 $55.17 $61.71 $53.60
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.71
c
0.65 0.75
d
0.66
e
0.58
f
Net realized and unrealized gains (losses) (4.13) 21.27 (5.27) 4.23 (2.05) 10.49
Total from investment operations ........ (3.90) 21.98 (4.62) 4.98 (1.39) 11.07
Less distributions from:
Net investment income .............. (0.59) (0.55) (0.80) (0.68) (0.65) (0.35)
Net realized gains ................. (5.37) (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ................... (5.96) (1.30) (3.30) (7.86) (5.15) (2.96)
Net asset value, end of period .......... $55.19 $65.05 $44.37 $52.29 $55.17 $61.71
Total return
g
....................... (6.60)% 50.21% (9.65)% 11.82% (2.63)% 21.07%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.62% 0.68% 0.66% 0.66% 0.60%
Expenses net of waiver and payments by
affiliates .......................... 0.59% 0.59% 0.64%
i
0.61%
i
0.60%
i
0.58%
i
Net investment income ............... 0.78% 1.15%
c
1.47% 1.54%
d
1.12%
e
1.03%
f
Supplemental data
Net assets, end of period (000’s) ........ $1,242,205 $1,336,020 $510,946 $362,397 $270,426 $221,246
Portfolio turnover rate ................ 22.02% 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2022
(unaudited)
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $65.13 $44.44 $52.36 $55.19 $61.66 $53.58
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.63
c
0.58 0.67
d
0.56
e
0.48
f
Net realized and unrealized gains (losses) (4.15) 21.30 (5.29) 4.24 (2.06) 10.48
Total from investment operations ........ (3.95) 21.93 (4.71) 4.91 (1.50) 10.96
Less distributions from:
Net investment income .............. (0.50) (0.49) (0.71) (0.56) (0.47) (0.27)
Net realized gains ................. (5.37) (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ................... (5.87) (1.24) (3.21) (7.74) (4.97) (2.88)
Net asset value, end of period .......... $55.31 $65.13 $44.44 $52.36 $55.19 $61.66
Total return
g
....................... (6.66)% 49.98% (9.81)% 11.61% (2.81)% 20.84%
Ratios to average net assets
h
Expenses before waiver and payments by
affiliates .......................... 0.72% 0.75% 0.83% 0.81% 0.80% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.71% 0.75%
i
0.82%
j
0.80%
j
0.78%
j
0.78%
j
Net investment income ............... 0.66% 1.01%
c
1.30% 1.35%
d
0.94%
e
0.83%
f
Supplemental data
Net assets, end of period (000’s) ........ $1,449,012 $1,687,270 $646,240 $522,329 $544,792 $583,364
Portfolio turnover rate ................ 22.02% 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
g
Total return is not annualized for periods less than one year.
h
Ratios are annualized for periods less than one year.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
j
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments (unaudited), April 30, 2022
Franklin Small Cap Value Fund
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 0.0%
†
QinetiQ Group plc ..................................... United Kingdom 51,039 $ 216,547
Auto Components 0.6%
a
Adient plc ........................................... United States 624,063 21,305,511
LCI Industries ........................................ United States 41,140 4,003,745
25,309,256
Banks 8.8%
Atlantic Union Bankshares Corp. .......................... United States 1,348,320 45,546,250
Camden National Corp. ................................. United States 506,827 22,680,508
Columbia Banking System, Inc. ........................... United States 2,532,613 71,115,773
First Interstate BancSystem, Inc., A ........................ United States 762,583 24,799,199
b
First of Long Island Corp. (The) ........................... United States 1,230,606 20,649,569
German American Bancorp, Inc. .......................... United States 571,608 20,063,441
Peoples Bancorp, Inc. .................................. United States 929,449 25,485,492
SouthState Corp. ..................................... United States 1,051,925 81,461,072
TriCo Bancshares ..................................... United States 908,962 34,131,523
Washington Trust Bancorp, Inc. ........................... United States 616,609 28,943,626
374,876,453
Biotechnology 0.7%
a
Mirum Pharmaceuticals, Inc. ............................. United States 890,567 21,177,683
a
Rhythm Pharmaceuticals, Inc. ............................ United States 1,226,999 7,681,014
28,858,697
Building Products 3.6%
Apogee Enterprises, Inc. ................................ United States 913,497 40,193,868
Insteel Industries, Inc. .................................. United States 3,739 158,608
a
Masonite International Corp. ............................. United States 307,007 23,799,183
UFP Industries, Inc. .................................... United States 1,139,691 88,177,893
152,329,552
Chemicals 7.3%
Ashland Global Holdings, Inc. ............................ United States 1,019,547 107,021,849
Avient Corp. ......................................... United States 1,687,013 83,068,520
a,b
Elementis plc ........................................ United Kingdom 30,123,501 45,759,131
Minerals Technologies, Inc. .............................. United States 1,209,292 76,923,064
312,772,564
Communications Equipment 2.9%
a,b
NetScout Systems, Inc. ................................. United States 4,088,822 125,935,718
Construction & Engineering 4.5%
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 4,091,750 56,507,067
Primoris Services Corp. ................................. United States 468,120 10,851,022
a
WillScot Mobile Mini Holdings Corp. ....................... United States 3,534,518 124,061,582
191,419,671
Construction Materials 1.8%
a
Summit Materials, Inc., A ................................ United States 2,700,015 75,060,417
Electric Utilities 0.7%
IDACORP, Inc. ....................................... United States 270,321 28,432,363
Electrical Equipment 0.7%
Regal Rexnord Corp. .................................. United States 224,528 28,568,943
Electronic Equipment, Instruments & Components 5.3%
b
Benchmark Electronics, Inc. ............................. United States 2,564,535 60,933,352

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
CTS Corp. .......................................... United States 490,527 $ 17,349,940
a
II-VI, Inc. ............................................ United States 482,126 29,510,932
a,b
Knowles Corp. ....................................... United States 6,461,119 119,659,924
227,454,148
Energy Equipment & Services 4.7%
Hunting plc .......................................... United Kingdom 7,809,938 28,480,891
a
Natural Gas Services Group, Inc. ......................... United States 531,000 6,520,680
a
NexTier Oilfield Solutions, Inc. ............................ United States 7,397,724 81,596,896
a
TechnipFMC plc ...................................... United Kingdom 11,914,442 82,447,938
199,046,405
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexander & Baldwin, Inc. ............................... United States 1,575,750 33,405,900
Highwoods Properties, Inc. .............................. United States 686,658 28,043,113
Kimco Realty Corp. .................................... United States 34,636 877,330
a
Sunstone Hotel Investors, Inc. ............................ United States 5,663,038 69,372,215
131,698,558
Food Products 2.8%
Glanbia plc .......................................... Ireland 7,106,851 85,316,052
Maple Leaf Foods, Inc. ................................. Canada 1,523,723 33,554,761
118,870,813
Health Care Equipment & Supplies 3.2%
a
Envista Holdings Corp. ................................. United States 1,470,995 58,280,822
a
Integer Holdings Corp. ................................. United States 1,075,228 80,824,889
139,105,711
Hotels, Restaurants & Leisure 8.7%
a
Brinker International, Inc. ............................... United States 1,231,807 44,751,549
a,b
Dalata Hotel Group plc ................................. Ireland 12,388,095 56,846,674
a,b
Denny's Corp. ........................................ United States 4,832,627 61,954,278
a
Hilton Grand Vacations, Inc. ............................. United States 2,090,024 97,875,824
b
Jack in the Box, Inc. ................................... United States 1,350,328 111,753,145
373,181,470
Household Durables 0.8%
Century Communities, Inc. .............................. United States 156,292 8,239,714
a
M/I Homes, Inc. ....................................... United States 268,841 11,904,280
a
Meritage Homes Corp. ................................. United States 100,900 8,329,295
a
Taylor Morrison Home Corp. ............................. United States 304,053 7,963,148
36,436,437
Insurance 8.4%
CNO Financial Group, Inc. .............................. United States 2,314,063 55,861,481
Hanover Insurance Group, Inc. (The) ....................... United States 846,521 124,286,213
Horace Mann Educators Corp. ........................... United States 2,065,784 82,321,492
Old Republic International Corp. .......................... United States 1,409,565 31,024,526
Selective Insurance Group, Inc. ........................... United States 792,143 65,240,897
358,734,609
IT Services 1.2%
Bread Financial Holdings, Inc. ............................ United States 959,735 52,593,478
Leisure Products 0.5%
Brunswick Corp. ...................................... United States 286,338 21,650,016

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 5.1%
Astec Industries, Inc. ................................... United States 71,059 $ 2,778,407
Columbus McKinnon Corp. .............................. United States 216,309 7,668,154
b
Greenbrier Cos., Inc. (The) .............................. United States 2,394,758 102,280,114
REV Group, Inc. ...................................... United States 1,930,451 23,010,976
Terex Corp. .......................................... United States 205,583 6,989,822
Timken Co. (The) ..................................... United States 1,327,894 76,539,810
219,267,283
Multi-Utilities 1.9%
Black Hills Corp. ...................................... United States 1,091,940 79,973,686
Oil, Gas & Consumable Fuels 4.5%
Crescent Point Energy Corp. ............................. Canada 18,642,227 129,152,548
a
Green Plains, Inc. ..................................... United States 2,314,929 64,980,057
194,132,605
Professional Services 2.1%
ICF International, Inc. .................................. United States 458,980 45,351,814
Stantec, Inc. ......................................... Canada 998,269 45,824,094
91,175,908
Real Estate Management & Development 0.7%
a
Cushman & Wakefield plc ............................... United States 1,599,942 28,638,962
Semiconductors & Semiconductor Equipment 0.9%
a
Cohu, Inc. ........................................... United States 1,040,274 27,629,677
a
Onto Innovation, Inc. ................................... United States 158,465 11,273,200
38,902,877
Software 3.8%
a
ACI Worldwide, Inc. .................................... United States 3,530,387 97,509,289
Software AG ......................................... Germany 2,096,705 64,533,047
162,042,336
Specialty Retail 1.5%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 41,012,706
Group 1 Automotive, Inc. ................................ United States 141,968 24,722,307
65,735,013
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 278,895 23,494,115
Thrifts & Mortgage Finance 1.1%
Enact Holdings, Inc. ................................... United States 414,775 9,780,394
WSFS Financial Corp. .................................. United States 985,909 39,505,374
49,285,768
Trading Companies & Distributors 5.6%
Herc Holdings, Inc. .................................... United States 425,180 54,346,507
b
McGrath RentCorp .................................... United States 1,519,987 126,858,115
a
Univar Solutions, Inc. .................................. United States 1,936,416 56,388,434
237,593,056
Total Common Stocks (Cost $3,808,343,827) ....................................
4,192,793,435

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Semiannual Report

Short Term Investments 1.9%
a a
Country Shares
a
Value
a a
Money Market Funds 1.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.024% .... United States 82,843,794 $ 82,843,794
Total Money Market Funds (Cost $82,843,794) ..................................
82,843,794
Total Short Term Investments (Cost $82,843,794 ) ................................
82,843,794
a
Total Investments (Cost $3,891,187,621) 99.9% ..................................
$4,275,637,229
Other Assets, less Liabilities 0.1% .............................................
1,690,219
Net Assets 100.0% ...........................................................
$4,277,327,448
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 9 regarding holdings of 5% voting securities.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $141,248,365 $757,534,461 $2,889,391,652
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 13,058,408 34,601,543 1,001,795,969
Value - Unaffiliated issuers ................................ $187,206,937 $829,024,106 $3,262,643,642
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 13,058,408 34,601,543 1,012,993,587
Cash .................................................. 18,240 — —
Foreign currency, at value (cost $–, $1,461,445 and $– respectively) .. — 1,445,329 —
Receivables:
Investment securities sold ................................. 261,262 4,385,918 23,134,004
Capital shares sold ...................................... 193,606 5,010,972 3,623,591
Dividends ............................................. 26,884 854,480 2,299,329
Other assets ............................................ 15,480 39,727 72,599
Total assets ........................................ 200,780,817 875,362,075 4,304,766,752
Liabilities:
Payables:
Investment securities purchased ............................ 34,228 6,230,100 17,333,107
Capital shares redeemed ................................. 71,138 770,241 6,324,008
Management fees ....................................... 124,215 346,150 1,953,024
Distribution fees ........................................ 29,919 180,354 421,709
Transfer agent fees ...................................... 30,932 190,832 1,203,161
Reports to shareholders fees .............................. 19,311 100,949 140,777
Professional fees ....................................... 45,498 51,500 63,518
Accrued expenses and other liabilities ......................... 418 70 —
Total liabilities ....................................... 355,659 7,870,196 27,439,304
Net assets, at value ............................... $200,425,158 $867,491,879 $4,277,327,448
Net assets consist of:
Paid-in capital ........................................... $140,256,551 $723,447,072 $3,778,052,295
Total distributable earnings (losses) ........................... 60,168,607 144,044,807 499,275,153
Net assets, at value ............................... $200,425,158 $867,491,879 $4,277,327,448

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $141,736,975 $752,471,507 $1,377,415,205
Shares outstanding ...................................... 5,442,698 22,293,905 26,611,218
Net asset value per share
a
................................ $26.04 $33.75 $51.76
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $27.56 $35.71 $54.77
Class C:
Net assets, at value ..................................... — $18,718,667 $80,902,154
Shares outstanding ...................................... — 585,469 1,858,641
Net asset value and maximum offering price per share
a
........... — $31.97 $43.53
—
Class R: —
Net assets, at value ..................................... — $5,958,307 $127,792,375
Shares outstanding ...................................... — 175,535 2,501,173
Net asset value and maximum offering price per share ........... — $33.94 $51.09
Class R6:
Net assets, at value ..................................... $21,837,772 $38,048,836 $1,242,205,491
Shares outstanding ...................................... 821,840 1,076,428 22,508,511
Net asset value and maximum offering price per share ........... $26.58 $35.35 $55.19
Advisor Class:
Net assets, at value ..................................... $36,850,411 $52,294,562 $1,449,012,223
Shares outstanding ...................................... 1,397,827 1,474,057 26,199,604
Net asset value and maximum offering price per share ........... $26.36 $35.47 $55.31
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $14,052, $99,393 and $233,830, respectively)
Unaffiliated issuers ...................................... $1,683,234 $9,161,635 $26,013,061
Non-controlled affiliates (Note 3 f and 9 ) ....................... 454 1,732 6,179,682
Total investment income ................................. 1,683,688 9,163,367 32,192,743
Expenses:
Management fees (Note 3 a ) ................................. 806,701 2,144,617 12,693,343
Distribution fees: (Note 3c )
    Class A .............................................. 191,313 973,543 1,901,365
    Class C .............................................. — 99,488 467,542
    Class R .............................................. — 15,679 356,291
Transfer agent fees: (Note 3e )
    Class A .............................................. 88,801 466,812 1,185,637
    Class C .............................................. — 11,926 73,005
    Class R .............................................. — 3,762 111,174
    Class R6 ............................................. 5,673 11,212 322,511
    Advisor Class .......................................... 22,311 32,293 1,255,660
Custodian fees (Note 4 ) .................................... 505 3,356 14,674
Reports to shareholders fees ................................ 12,431 53,382 127,672
Registration and filing fees .................................. 27,669 46,189 115,830
Professional fees ......................................... 53,465 51,875 57,693
Trustees' fees and expenses ................................ 6,329 25,652 124,872
Other .................................................. 4,485 22,259 26,692
Total expenses ....................................... 1,219,683 3,962,045 18,833,961
Expense reductions (Note 4 ) ............................. — (7) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (8,058) (27,123) (199,255)
Net expenses ....................................... 1,211,625 3,934,915 18,634,706
Net investment income .............................. 472,063 5,228,452 13,558,037
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 13,847,396 70,813,585 125,717,643
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — 4,456,144
Foreign currency transactions .............................. (227) 33,624 (99,138)
Net realized gain (loss) ................................ 13,847,169 70,847,209 130,074,649
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (30,658,262) (112,504,416) (394,580,097)
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — (55,523,339)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — (20) (78,672)
Net change in unrealized appreciation (depreciation) .......... (30,658,262) (112,504,436) (450,182,108)
Net realized and unrealized gain (loss) .......................... (16,811,093) (41,657,227) (320,107,459)
Net increase (decrease) in net assets resulting from operations ........ $(16,339,030) $(36,428,775) $(306,549,422)

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Six Months Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $472,063 $912,922 $5,228,452 $9,867,517
Net realized gain (loss) ............ 13,847,169 32,608,110 70,847,209 156,893,634
Net change in unrealized appreciation
(depreciation) ................. (30,658,262) 40,148,742 (112,504,436) 140,358,993
Net increase (decrease) in net
assets resulting from operations . (16,339,030) 73,669,774 (36,428,775) 307,120,144
Distributions to shareholders:
Class A ........................ (21,286,656) (6,083,695) (96,583,318) (22,744,402)
Class C ........................ — — (2,428,978) (552,317)
Class R ........................ — — (760,276) (173,376)
Class R6 ....................... (3,358,927) (884,169) (4,793,006) (1,236,499)
Advisor Class ................... (5,166,227) (1,530,858) (6,492,610) (1,479,012)
Total distributions to shareholders ..... (29,811,810) (8,498,722) (111,058,188) (26,185,606)
Capital share transactions: (Note 2 )
Class A ........................ 13,394,445 20,172,380 90,334,432 8,798,321
Class C ........................ — — 1,876,640 (2,860,901)
Class R ........................ — — 606,978 (135,103)
Class R6 ....................... 3,834,757 4,300,636 5,070,176 (1,292,605)
Advisor Class ................... 6,179,567 4,780,407 4,191,539 6,589,376
Total capital share transactions ....... 23,408,769 29,253,423 102,079,765 11,099,088
Net increase (decrease) in net
assets ..................... (22,742,071) 94,424,475 (45,407,198) 292,033,626
Net assets:
Beginning of period ................ 223,167,229 128,742,754 912,899,077 620,865,451
End of period ..................... $200,425,158 $223,167,229 $867,491,879 $912,899,077

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Small Cap Value Fund
Six Months Ended
April 30, 2022
(unaudited)
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,558,037 $39,128,581
Net realized gain (loss) ................................................. 130,074,649 444,950,030
Net change in unrealized appreciation (depreciation) ........................... (450,182,108) 798,486,903
Net increase (decrease) in net assets resulting from operations ................ (306,549,422) 1,282,565,514
Distributions to shareholders:
Class A ............................................................. (144,535,579) (27,860,860)
Class C ............................................................. (9,999,179) (1,853,782)
Class R ............................................................. (13,461,304) (2,516,577)
Class R6 ............................................................ (123,172,938) (16,086,898)
Advisor Class ........................................................ (150,020,873) (20,153,588)
Total distributions to shareholders .......................................... (441,189,873) (68,471,705)
Capital share transactions: (Note 2 )
Class A ............................................................. 44,058,713 (46,025,652)
Class C ............................................................. (2,907,154) (13,872,001)
Class R ............................................................. 277,525 (4,495,364)
Class R6 ............................................................ 118,289,951 552,286,445
Advisor Class ........................................................ 14,215,725 685,131,851
Total capital share transactions ............................................ 173,934,760 1,173,025,279
Net increase (decrease) in net assets ................................... (573,804,535) 2,387,119,088
Net assets:
Beginning of period ..................................................... 4,851,131,983 2,464,012,895
End of period .......................................................... $4,277,327,448 $4,851,131,983

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
three separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The classes of
shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Value Fund
a
Franklin Small Cap Value Fund
b
a
Effective June 1, 2022, Franklin Mutual U.S. Value Fund was renamed Franklin
Mutual U.S. Mid Cap Value Fund.
b
Effective May 27, 2021, the Franklin Small Cap Value Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
the latest indications of fair value at 4 p.m. Eastern time. At
April 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2022, each
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2022
Shares sold
a
................................... 432,069 $12,254,840 2,200,440 $79,584,074
Shares issued in reinvestment of distributions .......... 759,014 20,759,034 2,574,503 89,386,752
Shares redeemed ............................... (696,854) (19,619,429) (2,143,246) (78,636,394)
Net increase (decrease) .......................... 494,229 $13,394,445 2,631,697 $90,334,432
Year ended October 31, 2021
Shares sold
a
................................... 1,462,945 $46,213,507 4,681,925 $175,735,473
Shares issued in reinvestment of distributions .......... 226,581 5,893,373 660,772 20,853,982
Shares redeemed ............................... (1,059,767) (31,934,500) (5,202,212) (187,791,134)
Net increase (decrease) .......................... 629,759 $20,172,380 140,485 $8,798,321
Class C
Class C Shares:
Six Months ended April 30, 2022
Shares sold ................................... — $— 111,251 $3,808,261
Shares issued in reinvestment of distributions .......... — — 73,166 2,413,008
Shares redeemed
a
.............................. — — (126,684) (4,344,629)
Net increase (decrease) .......................... — $— 57,733 $1,876,640
Year ended October 31, 2021
Shares sold ................................... — $— 256,950 $9,200,910
Shares issued in reinvestment of distributions .......... — — 18,229 549,596
Shares redeemed
a
.............................. — — (353,358) (12,611,407)
Net increase (decrease) .......................... — $— (78,179) $(2,860,901)
Class R
Class R Shares:
Six Months ended April 30, 2022
Shares sold ................................... — $— 10,809 $397,354
Shares issued in reinvestment of distributions .......... — — 21,753 760,276
Shares redeemed ............................... — — (14,736) (550,652)
Net increase (decrease) .......................... — $— 17,826 $606,978
Year ended October 31, 2021
Shares sold ................................... — $— 25,435 $959,623
Shares issued in reinvestment of distributions .......... — — 5,464 173,376
Shares redeemed ............................... — — (34,551) (1,268,102)
Net increase (decrease) .......................... — $— (3,652) $(135,103)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2022
Shares sold ................................... 281,054 $8,311,331 134,110 $5,106,154
Shares issued in reinvestment of distributions .......... 19,497 543,425 131,944 4,792,208
Shares redeemed ............................... (175,508) (5,019,999) (126,726) (4,828,186)
Net increase (decrease) .......................... 125,043 $3,834,757 139,328 $5,070,176
Year ended October 31, 2021
Shares sold ................................... 383,411 $11,842,262 248,335 $9,612,236
Shares issued in reinvestment of distributions .......... 4,821 127,434 37,469 1,229,343
Shares redeemed ............................... (246,239) (7,669,060) (321,570) (12,134,184)
Net increase (decrease) .......................... 141,993 $4,300,636 (35,766) $(1,292,605)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2022
Shares sold ................................... 234,820 $6,723,476 246,953 $9,309,141
Shares issued in reinvestment of distributions .......... 183,267 5,069,161 174,964 6,379,178
Shares redeemed ............................... (198,446) (5,613,070) (298,744) (11,496,780)
Net increase (decrease) .......................... 219,641 $6,179,567 123,173 $4,191,539
Year ended October 31, 2021
Shares sold ................................... 969,102 $31,340,755 533,163 $20,901,972
Shares issued in reinvestment of distributions .......... 56,508 1,483,316 44,043 1,450,354
Shares redeemed ............................... (866,250) (28,043,664) (407,969) (15,762,950)
Net increase (decrease) .......................... 159,360 $4,780,407 169,237 $6,589,376
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2022
Shares sold
a
................................... 1,106,768 $63,129,656
Shares issued in reinvestment of distributions .......... 2,484,880 137,836,298
Shares redeemed ............................... (2,742,485) (156,907,241)
Net increase (decrease) .......................... 849,163 $44,058,713
Year ended October 31, 2021
Shares sold
a
................................... 6,789,553 $391,493,645
Shares issued in reinvestment of distributions .......... 511,688 25,702,130
Shares redeemed ............................... (8,383,289) (463,221,427)
Net increase (decrease) .......................... (1,082,048) $(46,025,652)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Six Months ended April 30, 2022
Shares sold ................................... 73,986 $3,539,228
Shares issued in reinvestment of distributions .......... 202,027 9,450,847
Shares redeemed
a
.............................. (331,222) (15,897,229)
Net increase (decrease) .......................... (55,209) $(2,907,154)
Year ended October 31, 2021
Shares sold ................................... 748,913 $36,643,555
Shares issued in reinvestment of distributions .......... 41,812 1,803,779
Shares redeemed
a
.............................. (1,039,615) (52,319,335)
Net increase (decrease) .......................... (248,890) $(13,872,001)
Class R
Class R Shares:
Six Months ended April 30, 2022
Shares sold ................................... 224,477 $12,597,627
Shares issued in reinvestment of distributions .......... 244,996 13,425,804
Shares redeemed ............................... (455,239) (25,745,906)
Net increase (decrease) .......................... 14,234 $277,525
Year ended October 31, 2021
Shares sold ................................... 820,094 $47,246,697
Shares issued in reinvestment of distributions .......... 50,187 2,493,272
Shares redeemed ............................... (954,221) (54,235,333)
Net increase (decrease) .......................... (83,940) $(4,495,364)
Class R6
Class R6 Shares:
Six Months ended April 30, 2022
Shares sold ................................... 3,482,517 $212,740,241
Shares issued in reinvestment of distributions .......... 1,849,348 109,222,521
Shares redeemed ............................... (3,360,397) (203,672,811)
Net increase (decrease) .......................... 1,971,468 $118,289,951
Year ended October 31, 2021
Shares sold ................................... 14,413,112 $885,847,704
Shares issued in reinvestment of distributions .......... 263,119 13,990,043
Shares redeemed ............................... (5,653,897) (347,551,303)
Net increase (decrease) .......................... 9,022,334 $552,286,444
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual of
0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2022
Shares sold ................................... 3,129,350 $188,889,835
Shares issued in reinvestment of distributions .......... 2,115,030 125,230,902
Shares redeemed ............................... (4,950,902) (299,905,012)
Net increase (decrease) .......................... 293,478 $14,215,725
Year ended October 31, 2021
Shares sold ................................... 18,326,262 $1,123,861,942
Shares issued in reinvestment of distributions .......... 308,116 16,422,595
Shares redeemed ............................... (7,270,843) (455,152,686)
Net increase (decrease) .......................... 11,363,535 $685,131,851
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the period ended April 30, 2022, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.478% 0.540%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... — 1.00% 1.00%
Class R ............................... — 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2022, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $13,706 $48,543 $27,950
CDSC retained ........................... $464 $3,310 $7,473
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $68,588 $260,977 $1,354,190 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 7,943,014 $ 23,573,532 $ (18,458,138) $ — $ — $ 13,058,408 13,058,408 $ 454
Total Affiliated Securities ... $7,943,014 $23,573,532 $(18,458,138) $— $— $13,058,408 $454
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2023.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
At April 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $ 47,616,094 $ 109,117,182 $ (122,131,733) $ — $ — $ 34,601,543 34,601,543 $ 1,732
Total Affiliated Securities ... $47,616,094 $109,117,182 $(122,131,733) $— $— $34,601,543 $1,732
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.024% $50,903,498 $451,425,598 $(419,485,302) $— $— $82,843,794 82,843,794 $4,805
Total Affiliated Securities ... $50,903,498 $451,425,598 $(419,485,302) $— $— $82,843,794 $4,805
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $154,415,537 $793,316,657 $3,912,149,619
Unrealized appreciation ..................... $63,390,988 $122,114,336 $621,140,669
Unrealized depreciation ..................... (17,541,180) (51,805,344) (257,653,059)
Net unrealized appreciation (depreciation) ....... $45,849,808 $70,308,992 $363,487,610
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2022, were as follows:
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2022, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $14,887,635 $290,687,862 $1,012,526,442
Sales .................................. $26,656,860 $289,372,429 $1,306,021,934
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 64,367,204 $ — $ (28,183,780) $ 4,831,799 $ —
a
$ —
a
—
a
$ 315,422
Benchmark Electronics,
Inc. ............ 59,779,311 — — — 1,154,041 60,933,352 2,564,535 846,297
Children's Place Inc /The 39,002,812 24,648,445 — — (22,638,551) 41,012,706 885,230 —
Dalata Hotel Group plc . 49,073,911 4,123,069 — — 3,649,694 56,846,674 12,388,095 —
Denny's Corp ....... 83,295,680 — (6,468,795) (791,997) (14,080,610) 61,954,278 4,832,627 —
Elementis PLC ...... 42,381,088 13,320,539 — — (9,942,496) 45,759,131 30,123,501 —
First of Long Island Corp.
(The) ........... 24,772,099 — — — (4,122,530) 20,649,569 1,230,606 492,242
Great Lakes Dredge &
Dock Corp. ....... 62,276,435 — — — (5,769,368) 56,507,067 4,091,750 —

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2022, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund (continued)
Non-Controlled Affiliates
Greenbrier Cos., Inc. (The) $ 108,244,766 $ — $ (11,180,710) $ (115,450) $ 5,331,508 $ 102,280,114 2,394,758 $ 2,042,178
Jack in the Box, Inc. ... 112,723,345 20,297,381 — — (21,267,581) 111,753,145 1,350,328 1,142,779
Knowles Corp ....... 130,764,498 8,263,779 (4,643,276) 54,735 (14,779,812) 119,659,924 6,461,119 —
McGrath RentCorp .... 102,145,118 8,311,526 — — 16,401,471 126,858,115 1,519,987 1,335,959
NetScout Systems Inc . 84,940,826 34,942,558 (4,965,618) 477,057 10,540,895 125,935,718 4,088,822 —
Total Affiliated Securities
(Value is 21.7% of Net
Assets) .......... $963,767,093 $113,907,297 $(55,442,179) $4,456,144 $(55,523,339) $930,149,793 $6,174,877
a
As of April 30, 2022, no longer an affiliate.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 187,206,937 $ — $ — $ 187,206,937
Short Term Investments ................... 13,058,408 — — 13,058,408
Total Investments in Securities ........... $200,265,345 $— $— $200,265,345
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 12,420,825 10,454,728 — 22,875,553
Automobiles .......................... 12,059,664 — — 12,059,664
Banks ............................... 30,767,918 11,118,346 — 41,886,264
Building Products ...................... 15,380,842 — — 15,380,842
Chemicals ........................... 55,656,936 — — 55,656,936
Commercial Services & Supplies ........... 13,849,278 — — 13,849,278
Construction & Engineering ............... 14,469,870 — — 14,469,870
Diversified Financial Services ............. 20,348,380 — — 20,348,380
Electric Utilities ........................ 34,880,831 — — 34,880,831
Electrical Equipment .................... 16,837,924 — — 16,837,924
Electronic Equipment, Instruments &
Components ........................ 18,966,369 — — 18,966,369
Energy Equipment & Services ............. 24,866,625 — — 24,866,625
Equity Real Estate Investment Trusts (REITs) . 49,930,781 — — 49,930,781
Food Products ........................ 32,297,050 — — 32,297,050
Health Care Equipment & Supplies ......... 6,609,432 — — 6,609,432
Health Care Providers & Services .......... 38,778,086 — — 38,778,086
Household Durables .................... 17,687,829 — — 17,687,829
Independent Power and Renewable Electricity
Producers .......................... 16,965,651 — — 16,965,651
Industrial Conglomerates ................ 8,377,333 — — 8,377,333
Insurance ............................ 59,245,791 — — 59,245,791
Internet & Direct Marketing Retail .......... 13,098,378 — — 13,098,378
IT Services ........................... 52,749,073 — — 52,749,073
Machinery ............................ 12,485,662 — — 12,485,662
Media ............................... 21,932,918 — — 21,932,918
Oil, Gas & Consumable Fuels ............. 25,210,410 — — 25,210,410
Pharmaceuticals ....................... 31,736,804 18,370,969 — 50,107,773
Professional Services ................... 24,250,629 — — 24,250,629
Real Estate Management & Development .... 15,430,373 — — 15,430,373
Software ............................. 16,989,164 — — 16,989,164
Specialty Retail ........................ 25,677,305 — — 25,677,305
Technology Hardware, Storage & Peripherals . 17,419,962 — — 17,419,962
Textiles, Apparel & Luxury Goods .......... 13,002,742 — — 13,002,742
Trading Companies & Distributors .......... 18,699,228 — — 18,699,228
Short Term Investments ................... 34,601,543 — — 34,601,543
Total Investments in Securities ........... $823,681,606 $39,944,043
b
$— $863,625,649
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 216,547 — 216,547
11. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Auto Components ...................... $ 25,309,256 $ — $ — $ 25,309,256
Banks ............................... 374,876,453 — — 374,876,453
Biotechnology ......................... 28,858,697 — — 28,858,697
Building Products ...................... 152,329,552 — — 152,329,552
Chemicals ........................... 267,013,433 45,759,131 — 312,772,564
Communications Equipment .............. 125,935,718 — — 125,935,718
Construction & Engineering ............... 191,419,671 — — 191,419,671
Construction Materials .................. 75,060,417 — — 75,060,417
Electric Utilities ........................ 28,432,363 — — 28,432,363
Electrical Equipment .................... 28,568,943 — — 28,568,943
Electronic Equipment, Instruments &
Components ........................ 227,454,148 — — 227,454,148
Energy Equipment & Services ............. 199,046,405 — — 199,046,405
Equity Real Estate Investment Trusts (REITs) . 131,698,558 — — 131,698,558
Food Products ........................ 118,870,813 — — 118,870,813
Health Care Equipment & Supplies ......... 139,105,711 — — 139,105,711
Hotels, Restaurants & Leisure ............. 373,181,470 — — 373,181,470
Household Durables .................... 36,436,437 — — 36,436,437
Insurance ............................ 358,734,609 — — 358,734,609
IT Services ........................... 52,593,478 — — 52,593,478
Leisure Products ....................... 21,650,016 — — 21,650,016
Machinery ............................ 219,267,283 — — 219,267,283
Multi-Utilities .......................... 79,973,686 — — 79,973,686
Oil, Gas & Consumable Fuels ............. 194,132,605 — — 194,132,605
Professional Services ................... 91,175,908 — — 91,175,908
Real Estate Management & Development .... 28,638,962 — — 28,638,962
Semiconductors & Semiconductor Equipment . 38,902,877 — — 38,902,877
Software ............................. 97,509,289 64,533,047 — 162,042,336
Specialty Retail ........................ 65,735,013 — — 65,735,013
Textiles, Apparel & Luxury Goods .......... 23,494,115 — — 23,494,115
Thrifts & Mortgage Finance ............... 49,285,768 — — 49,285,768
Trading Companies & Distributors .......... 237,593,056 — — 237,593,056
Short Term Investments ................... 82,843,794 — — 82,843,794
Total Investments in Securities ........... $4,165,128,504 $110,508,725
c
$— $4,275,637,229
a
For detailed categories, see the accompanying Schedule of I nvestments.
b
Includes foreign securities valued at $39,944,043, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $110,508,725, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT S 06/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are David W. Niemiec and Ann Torre Bates and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 29, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 29, 2022